SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 121 High Street
         Boston  MA  02110-2447

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       November 6, 2001

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $104,347

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T WIRELESS SERVICES      COM              00209A106      687 45996.00 SH       SOLE                 45996.00
ABBOTT LABORATORIES            COM              002824100      249  4800.00 SH       SOLE                  4800.00
AMDOCS LTD                     COM              G02602103      340 12775.00 SH       SOLE                 12775.00
AMERICAN EXPRESS COMPANY       COM              025816109      441 15185.00 SH       SOLE                 15185.00
AMERICAN HOME PRODUCTS         COM              026609107     1843 31640.00 SH       SOLE                 31640.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     3741 47957.00 SH       SOLE                 47957.00
ANADARKO                       COM              032511107     2235 46475.00 SH       SOLE                 46475.00
AT&T CORP                      COM              001957109      404 20934.00 SH       SOLE                 20934.00
AVITAR INC                     COM              053801106        9 10000.00 SH       SOLE                 10000.00
BANK OF NEW YORK CO. INC.      COM              064057102     1279 36545.00 SH       SOLE                 36545.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     1913   821.00 SH       SOLE                   821.00
BP AMOCO PLC - SPONS ADR       COM                             943 19184.00 SH       SOLE                 19184.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108     3405 61288.00 SH       SOLE                 61288.00
CISCO SYSTEMS                  COM              17275R102      858 70470.00 SH       SOLE                 70470.00
CITIGROUP INC                  COM              172967101     2465 60870.01 SH       SOLE                 60870.01
COCA COLA COMPANY              COM              191216100      927 19779.00 SH       SOLE                 19779.00
COMMONWEALTH INDUSTRIES INC    COM              203004106       70 16500.00 SH       SOLE                 16500.00
COMPUTER SCIENCES CORP         COM              205363104      703 21188.00 SH       SOLE                 21188.00
CONOCO INC - CL B              COM              208251405     2493 98387.00 SH       SOLE                 98387.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109     8354 222646.00SH       SOLE                222646.00
ELI LILLY COMPANY              COM              532457108      226  2800.00 SH       SOLE                  2800.00
EMC CORP MASS                  COM              268648102     3929 334396.00SH       SOLE                334396.00
EXXON MOBIL CORP               COM              30231g102     3959 100470.00SH       SOLE                100470.00
FEDERAL NATIONAL MORTGAGE ASSO COM              313586109     1213 15145.00 SH       SOLE                 15145.00
FIRST NATL LINCOLN CP/ME       COM              335716106      704 35200.00 SH       SOLE                 35200.00
FLEET BOSTON FINANCIAL CORP    COM              339030108      303  8248.00 SH       SOLE                  8248.00
GENERAL ELECTRIC               COM              369604103    13486 362540.00SH       SOLE                362540.00
GOLDMAN SACHS                  COM              38141g104      797 11165.00 SH       SOLE                 11165.00
HANOVER COMPRESSOR CO          COM              410768105      432 19950.00 SH       SOLE                 19950.00
HOME DEPOT, INC.               COM              437076102     1277 33272.00 SH       SOLE                 33272.00
INTEL CORP                     COM              458140100      979 47910.00 SH       SOLE                 47910.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1545 16850.00 SH       SOLE                 16850.00
INTERPUBLIC GROUP COS INC      COM              460690100      220 10800.00 SH       SOLE                 10800.00
JOHNSON & JOHNSON              COM              478160104     2522 45530.00 SH       SOLE                 45530.00
KRAFT FOODS INC-A              COM              50075n104      323  9400.00 SH       SOLE                  9400.00
LIBERTY MEDIA CORP-A           COM                             127 10000.00 SH       SOLE                 10000.00
MERCK & COMPANY                COM              589331107     9836 147687.00SH       SOLE                147687.00
MICROSOFT                      COM              594918104      408  7976.00 SH       SOLE                  7976.00
MINNESOTA MINING & MFG.        COM              604059105     1200 12200.00 SH       SOLE                 12200.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      651 14040.00 SH       SOLE                 14040.00
NEWTON FINANCIAL CORP          COM              652772104      239  8400.00 SH       SOLE                  8400.00
PEPSICO                        COM              713448108     2166 44658.00 SH       SOLE                 44658.00
PFIZER                         COM              717081103     3112 77613.00 SH       SOLE                 77613.00
PNC BANK                       COM              693475105      532  9290.00 SH       SOLE                  9290.00
PROCTER & GAMBLE               COM              742718109     2256 31000.00 SH       SOLE                 31000.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      241  4800.00 SH       SOLE                  4800.00
SBC COMMUNICATIONS, INC.       COM              78387G103     2823 59915.00 SH       SOLE                 59915.00
SCHERING-PLOUGH CORP.          COM              806605101     1771 47736.00 SH       SOLE                 47736.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      580  5553.42 SH       SOLE                  5553.42
STATE STREET CORP COM          COM              857477103     1656 36400.00 SH       SOLE                 36400.00
SUN LIFE FINANCIAL SERVICES OF COM                             260 13000.00 SH       SOLE                 13000.00
SYSTEMSOFT CORP                COM              871926101        2 47000.00 SH       SOLE                 47000.00
UNITED TECHNOLOGIES CORP.      COM              913017109      902 19400.00 SH       SOLE                 19400.00
VALLEY NATIONAL BANCORP        COM              919794107      407 13673.00 SH       SOLE                 13673.00
VERIZON COMMUNICATIONS         COM              92343v104      825 15244.00 SH       SOLE                 15244.00
VODAFONE GROUP PLC ADR         COM              92857w100     2600 118380.00SH       SOLE                118380.00
WACHOVIA CORP                  COM              929903102     3406 109886.00SH       SOLE                109886.00
WILMINGTON TRUST CORPORATION   COM              971807102     2926 53000.00 SH       SOLE                 53000.00
AIM VALUE FUND CL-B            MF               008879728      145 15423.274SH       SOLE                15423.274
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